Supplementary Balance Sheet Information - Balance and Changes in Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Balance at beginning of year	$ 3,874	$ 4,565	$ 4,330
Increase (decrease) during the year	485	(93)	1,849
Bad debt written off	(927)	(598)	(1,614)
Balance at end of year	$ 3,432	$ 3,874	$ 4,565